Financial Income and Expenses (Details) - Schedule of Financial Income and Expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial income
Interest on marketable securities	R$ 29,428	R$ 46,776	R$ 67,010
Interest on receivable	1,792	3,497	2,730
Monetary variation	61	1,815
Foreign exchange variation	10,603	44,710	31,717
Gain on remeasurement of leases	41,376	2,887
Gain on remeasurement of receivables from sale of farms	81,459	36,575	65,111
Realized profit from derivative transactions	99,909	108,969	73,069
Unrealized profit from derivative transactions	48,288	85,262	80,540
Total	312,916	330,491	320,177
Financial expenses
Marketable securities charges	(1,777)	(2,054)	(2,900)
Bank charges	(3,250)	(3,929)	(1,999)
Interest accrued	(67,220)	(51,526)	(68,044)
Monetary variation	(26)	(140)	(732)
Foreign exchange variation	(12,340)	(41,354)	(29,096)
Gain on remeasurement of leases	(43,071)	(23,751)	(22,247)
Loss on remeasurement of receivables from sale of farms	(6,686)	(90,034)	(28,702)
Realized loss from derivative financial transactions	(41,950)	(61,045)	(153,018)
Unrealized loss from derivative financial transactions	(130,888)	(50,772)	(66,299)
Total	(307,208)	(324,605)	(373,037)
Financial (expense) income, net	R$ 5,708	R$ 5,886	R$ (52,860)